Major Events in the Period and Events After the Period - Additional Information (Details) € in Thousands		12 Months Ended
	Oct. 16, 2017 EUR (€) euroPerBond oCEANE	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Jul. 28, 2023 EUR (€)	May 31, 2023 EUR (€)	Dec. 16, 2021 EUR (€)
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Expense of restructuring activities			€ (505)	€ (11)	€ 142
Impairment loss			9	97
Increase in capital			€ 27,815	€ 54,791	(59,680)
New shares created (in shares) | shares			49,834,983	49,834,983
Property, plant and equipment			€ 7,872	€ 8,210	9,015
Number of shares outstanding | shares			49,834,983	49,834,983
+ Proceeds from issue of share capital (net)			€ 0	€ 5	27,972
Purchase of interests in associates			0	41,525	0
Revenue			€ 38,176	26,566	85,579
Major Events in the Period and Events After the Period			MAJOR EVENTS IN THE PERIOD AND EVENTS AFTER THE PERIOD
Disclosure Of Major Events In The Period Explanatory	Major events in the periodPositive Results from Phase 3 ELATIVE® trial
Positive Results
On June 30, 2023, GENFIT announced positive topline data from the pivotal ELATIVE® Phase 3 trial. In the trial, the efficacy and safety of elafibranor, an investigational dual α,δ PPAR agonist, is being assessed for the treatment of patients with the rare cholestatic liver disease, Primary Biliary Cholangitis (PBC), who have an inadequate response or intolerance to the current standard of care therapy, ursodeoxycholic acid (UDCA).
The trial met its primary composite endpoint, with 51% of patients on elafibranor 80mg achieving a cholestasis response compared with 4% on placebo (p<0.0001). Cholestasis response is defined in the trial as alkaline phosphatase (ALP) <1.67 x upper limit of normal (ULN), an ALP decrease ≥ 15 percent and total bilirubin (TB) ≤ ULN at 52 weeks. ALP and bilirubin are important predictors of disease progression. Reductions in levels of both can indicate reduced cholestatic injury and improved liver function.
The first secondary endpoint, normalization of ALP at Week 52, was also met with statistically significant improvements for investigational elafibranor compared with placebo. For the other secondary endpoint, a trend for pruritus improvement was observed with a greater decrease from baseline in the PBC Worst Itch NRS score for patients on elafibranor compared to placebo, which did not reach statistical significance. In the study, elafibranor was generally well tolerated with a safety profile consistent with that observed in previously reported studies.
December Filing
On December 7, 2023, IPSEN announced that the U.S. Food and Drug Administration (FDA) accepted the New Drug Application (NDA) for investigational elafibranor. The target FDA PDUFA date under priority review is June 10, 2024. The European Medicines Agency (EMA) also validated Ipsen’s Marketing Authorization Application (MAA) for elafibranor, and the review of the submission to the EMA’s Committee for Medicinal Products for Human Use (CHMP) began on 26 October 2023. Furthermore, a third simultaneous regulatory filing of elafibranor has been validated for review by the UK Medicines and Healthcare products Regulatory Agency (MHRA). Acceptance of filings in the US and Europe have triggered the first milestone payment for GENFIT totaling €13.3 million which has been recorded as revenue in 2023. For more information on forthcoming milestones, see Note 7 - "Revenues and other income" to our consolidated financial statements included in this annual report.
Seal Rock licence agreement
Summary
On May 31, 2023, GENFIT announced the signing of a licensing agreement for the exclusive worldwide rights to the ASK1 inhibitor SRT-015 with Seal Rock Therapeutics, a clinical-stage company based in Seattle, Washington developing kinase inhibitors.
SRT-015 is an injectable therapy intended for use in acute liver conditions, and GENFIT has acquired the rights to SRT-015 for use in liver conditions for which an injectable therapy is intended to be administered over a period of 21 consecutive days or less, including Acute on Chronic Liver Failure (ACLF) support during this period. Preclinical and clinical evidence support ASK1 inhibition as a relevant therapeutic strategy in multi-system disorders such as ACLF.
Total purchase price and contingent milestone payments
Under the terms of the agreement, Seal Rock is eligible for payments of up to €100 million (of which €2 million have been paid in 2023 as detailed below), including regulatory, clinical and commercial milestone payments, as well as tiered royalties. See Note 29 - "Commitments and contingent liabilities" for further details.
Accounting treatment of milestones paid and to be paid
Under the terms of the agreement, GENFIT made an upfront payment in the amount of €2 million to Seal Rock in exchange for acquiring the know-how and rights of use to SRT-015 as described above. In accordance with IAS 38 - Intangible assets, this amount was capitalized and allocated to Intangible assets. Further, given the nature of the intangible asset, it was determined to have a definite useful life of 20 years, consistent with patent lifetimes in the United States and the European Union. Amortization will start based on the remaining patent term upon EMA/FDA regulatory approval and until then will be subject to an annual impairment test in accordance with IAS 38 - Intangible Assets and IAS 36 - Impairment of assets. As future milestones for this agreement are paid, they will be analyzed and be either i) capitalized and subject to the same annual impairment test or ii) expensed as incurred. For further information, refer to Note 14 - "Goodwill and Intangible Assets".
Celloram licence agreement
On July 28, 2023, GENFIT licensed the exclusive worldwide rights to CLM-022, a first-in-class inflammasome inhibitor, from Celloram Inc., a Cleveland-based biotechnology company. GENFIT will leverage Celloram’s acquired scientific insights on this molecule, to finalize IND enabling studies of this preclinical stage asset and secure an IND for future clinical trials. A preclinical proof-of-concept is targeted for 2024.
Total purchase price and contingent milestone payments
Under the terms of the agreement, Celloram is eligible for payments of up to €160 million, including regulatory, clinical and commercial milestones, as well as tiered royalties. See Note 29 - "Commitments and contingent liabilities" for further details.

Genoscience Pharma
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Milestone payments								€ 50,000
Contingent milestone payments								€ 20,000
Ipsen
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Deferred income			€ 40,000
Revenue			8,700	15,900
Ipsen | Collaboration and License Agreement
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Revenue from collaboration, potential milestone payments		€ 75,200	13,300		€ 360,000
Royalty income, percent of collaborative sales					20.00%
Seal Rock
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Milestone payments			2,000				€ 100,000
Celloram
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Milestone payments			50			€ 160,000
Impairment
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Property, plant and equipment			€ (9)	€ (552)	€ (699)
OCEANE
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Number of debt instruments issued | oCEANE	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond	29.60
Conversion Exchange Premium			550.00%
Aggregate nominal amount	€ 180,000
Bonds Convertible Or Exchangeable Into Existing Or New Shares O C E A N E
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Aggregate nominal amount			€ 57,000